ACQUISITIONS AND DISPOSALS (Details) $ in Millions					8 Months Ended	12 Months Ended
	Jul. 01, 2019 USD ($)	Apr. 17, 2019 USD ($)	Jan. 22, 2019 USD ($)	Dec. 05, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	May 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations | item							0	1
Fair value of consideration					$ 124	$ 124
Contingent consideration					141	141	$ 99
Cash flows used in obtaining control of subsidiaries or other businesses						(869)	(29)	$ (159)
Aggregate identifiable assets acquired and liabilities assumed
Goodwill					2,789	2,789	2,337
Acquisitions						441
Exchange adjustment						11
Ceterix Orthopaedics
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired			100.00%
Maximum consideration payable at the acquisition date			$ 105
Fair value of consideration			96
Deferred consideration			5
Contingent consideration			$ 47
Risk-free discount rate (as a percent)			3.30%
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment					2	2
Inventory					2	2
Trade and other receivables					1	1
Trade and other payable					(4)	(4)
Net deferred tax asset/(liability)					1	1
Net assets					45	45
Goodwill					49	49
Consideration (net of cash acquired)					94	94
Net cash					2	2
Ceterix Orthopaedics | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 55
Ceterix Orthopaedics | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					43	43
Osiris Therapeutics
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired		100.00%
Cash transferred		$ 660
Contingent consideration		0
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment					6	6
Investments					17	17
Other non-current assets					4	4
Inventory					9	9
Trade and other receivables					49	49
Trade and other payable					(31)	(31)
Provisions					(17)	(17)
Non-current liabilities					(7)	(7)
Net deferred tax asset/(liability)					(59)	(59)
Net assets					335	335
Goodwill					301	301
Consideration (net of cash acquired)					636	636
Cash acquired		$ 660
Net cash					24	24
Revenue of combined entity as if combination occurred at beginning of period					114	160
Osiris Therapeutics | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					284	284
Osiris Therapeutics | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					80	80
Leaf Healthcare
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired		85.50%
Equity interest held by acquiree immediately before acquisition date		14.5
Equity interest held by acquiree immediately after acquisition		100
Carrying value of equity interest held prior to acquisition date		$ 6
Gain recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		1
Maximum consideration payable at the acquisition date		75
Fair value of maximum consideration payable		52
Deferred consideration		4
Contingent consideration		$ 12
Risk-free discount rate (as a percent)		3.00%
Aggregate identifiable assets acquired and liabilities assumed
Inventory					1	1
Trade and other receivables					1	1
Trade and other payable					(1)	(1)
Net deferred tax asset/(liability)					1	1
Net assets					16	16
Goodwill					37	37
Consideration (net of cash acquired)					53	53
Net cash					1	1
Leaf Healthcare | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 35
Leaf Healthcare | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					14	14
Brainlab
Disclosure of detailed information about business combination [line items]
Maximum consideration payable at the acquisition date									$ 108
Fair value of maximum consideration payable									107
Contingent consideration									$ 57
Risk-free discount rate (as a percent)									2.30%
Aggregate identifiable assets acquired and liabilities assumed
Net assets					84	84
Goodwill					23	23
Consideration (net of cash acquired)					107	107
Brainlab | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration									$ 58
Brainlab | Technology
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					75	75
Brainlab | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					9	9
Atracsys
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	100.00%
Fair value of consideration	$ 42
Deferred consideration	14
Contingent consideration	$ 5
Risk-free discount rate (as a percent)	2.30%
Aggregate identifiable assets acquired and liabilities assumed
Property, plant and equipment					1	1
Inventory					1	1
Trade and other receivables					1	1
Trade and other payable					(1)	(1)
Net deferred tax asset/(liability)					(1)	(1)
Net assets					11	11
Goodwill					31	31
Consideration (net of cash acquired)					42	42
Atracsys | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 6
Atracsys | Product- related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					9	9
Atracsys | Customer and distribution related
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets					$ 1	$ 1
Rotation Medical Inc
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired				100.00%
Fair value of consideration				$ 196			$ 210
Deferred consideration				17
Contingent consideration				$ 72
Risk-free discount rate (as a percent)				2.50%
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets				$ 61
Property, plant & equipment and inventory				3
Trade and other receivables				2
Trade and other payable				(3)
Net deferred tax asset/(liability)				1
Net assets				64
Goodwill				132
Consideration (net of cash acquired)				196
Rotation Medical Inc | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 85